Inventories	9 Months Ended
Sep. 30, 2018
Property, plant and equipment [abstract]
Inventories
Inventories
The impairment allowance as of September 30, 2018 and September 30, 2017, amounted to USD 5,012k and USD 5,027k, respectively, and developed as follows:

	In USD k
	2018	2017
As at January 1,	1,717	4,436
Currency translation	(60)	535
Addition	3,788	3,308
Utilization	(252)	(2,494)
Release	(181)	(758)
As at September 30,	5,012	5,027